Long-Term Debt - Schedule of maturities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 0.0
2022	0.0
2023	1,603.3
2024	0.0
2025	86.4
2026	172.8
Thereafter	0.0
Total principal debt	$ 1,862.5	$ 1,857.5